ALLOWANCE FOR LOAN LOSSES (Schedule of Allowance for Loan Losses for Outstanding Loans by Category) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 933	$ 987	$ 1,452
Collectively evaluated for impairment	7,062	6,831	6,503
Total	7,995	7,818	7,955	8,039	8,028	8,784
Loans
Individually evaluated for impairment	6,898	7,499	8,709
Collectively evaluated for impairment	590,157	572,737	540,743
Total Loans	597,055	580,236	549,452
Commercial, Financial and Agricultural [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	50	50	283
Collectively evaluated for impairment	1,207	1,171	1,305
Total	1,257	1,221	1,588	1,469	944	959
Loans
Individually evaluated for impairment	500	500	1,020
Collectively evaluated for impairment	87,060	81,257	72,994
Total Loans	87,559	81,757	74,014
Real Estate - Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	83	90	295
Collectively evaluated for impairment	1,069	1,431	1,268
Total	1,152	1,521	1,563	1,614	1,295	1,148
Loans
Individually evaluated for impairment	295	518	826
Collectively evaluated for impairment	46,429	46,441	39,672
Total Loans	46,724	46,959	40,498
Real Estate - Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	800	847	874
Collectively evaluated for impairment	4,190	3,905	3,612
Total	4,990	4,752	4,486	4,534	5,299	5,811
Loans
Individually evaluated for impairment	6,093	6,466	6,856
Collectively evaluated for impairment	419,286	406,769	390,782
Total Loans	425,380	413,235	397,638
Installment Loans to Individuals [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment
Collectively evaluated for impairment	268	243	285
Total	268	243	285	381	462	694
Loans
Individually evaluated for impairment	2	15	7
Collectively evaluated for impairment	24,151	24,792	25,421
Total Loans	24,153	24,807	25,428
All Other Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment
Collectively evaluated for impairment	328	81	33
Total	328	81	33	41	28	172
Loans
Individually evaluated for impairment	8
Collectively evaluated for impairment	13,231	13,478	11,874
Total Loans	$ 13,239	$ 13,478	$ 11,874